UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   December 31, 2006
                                                 -----------------
Check here if Amendment [ ];        Amendment Number:
                                                      ------
     This Amendment (Check only one.):        [ ] is a restatement.
                                              [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             FENIMORE ASSET MANAGEMENT, INC.
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Address:          384 NORTH GRAND STREET, P.O. BOX 310
                  ------------------------------------
                  COBLESKILL, NY 12043
                  ------------------------------------

Form 13F File Number:    28-3130
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Charles Richter
         -----------------------------------------------------------
Title:          Chief Compliance Officer
         -----------------------------------------------------------
Phone:          518-234-4393
         -----------------------------------------------------------

Signature, Place, and Date of Signing:


    /s/ Charles H. Richter             Cobleskill, NY           1/12/07
    ----------------------------    --------------------    -----------------
    [Signature]                     [City, State]                 [Date]

Report Type       (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

NONE

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             0
                                         -------------
Form 13F Information Table Entry Total:       60
                                         -------------
Form 13F Information Table Value Total:    2,097,237
                                         -------------
                                          (thousands)

List of Other Included Managers:

      NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Allied Capital Corp.           COM              01903Q108    54300  1661575 SH       SOLE                  1661575
AmSurg Corp                    COM              03232p405    31428  1366436 SH       SOLE                  1366436
Ambassadors Group Inc          COM              023177108    10419   343283 SH       SOLE                   343283
American Express Co.           COM              025816109     3568    58815 SH       SOLE                    58815
Barr Pharmaceuticals           COM              068306109    16664   332481 SH       SOLE                   332481
Bed Bath and Beyond            COM              075896100    45924  1205346 SH       SOLE                  1205346
Berkshire Hathaway A           COM              084670108    54665      497 SH       SOLE                      497
Berkshire Hathaway B           COM              084670207    15995     4363 SH       SOLE                     4363
Brown & Brown Inc.             COM              115236101    73925  2620541 SH       SOLE                  2620541
CDW Corporation                COM              12512n105    66860   950790 SH       SOLE                   950790
CSS Industries Inc             COM              125906107    10559   298536 SH       SOLE                   298536
Carmax                         COM              143130102    46121   859980 SH       SOLE                   859980
Clarcor Inc.                   COM              179895107      217     6424 SH       SOLE                     6424
Cognex Corporation             COM              192422103     2454   103036 SH       SOLE                   103036
Courier Corp                   COM              222660102     8692   223037 SH       SOLE                   223037
Donaldson Co., Inc.            COM              257651109    19176   552450 SH       SOLE                   552450
Ethan Allen Interiors          COM              297602104     9833   272300 SH       SOLE                   272300
Federated Investors            COM              314211103    83885  2483262 SH       SOLE                  2483262
Florida Rock Industries        COM              341140101     9641   223950 SH       SOLE                   223950
Forest City                    COM              345550107    23360   400000 SH       SOLE                   400000
Forward Air                    COM              349853101    31401  1085399 SH       SOLE                  1085399
Franklin Resources             COM              354613101    15248   138403 SH       SOLE                   138403
General Electric Co            COM              369604103    37698  1013117 SH       SOLE                  1013117
Graco                          COM              384109104    22739   573915 SH       SOLE                   573915
Harley Davidson Inc.           COM              412822108      226     3201 SH       SOLE                     3201
Heartland Express              COM              422347104    48679  3240941 SH       SOLE                  3240941
Idex Corporation               COM              45167R104    43767   923154 SH       SOLE                   923154
Int'l Speedway                 COM              460335201    82746  1621192 SH       SOLE                  1621192
John Wiley & Sons              COM              968223206    75896  1972855 SH       SOLE                  1972855
Kaydon Corp                    COM              486587108    57506  1447048 SH       SOLE                  1447048
Kronos, Inc.                   COM              501052104    24473   666101 SH       SOLE                   666101
Lincare Holdings Inc           COM              532791100    31184   782724 SH       SOLE                   782724
Liz Claiborne                  COM              539320101    66706  1534875 SH       SOLE                  1534875
M & T Bank Corp                COM              55261F104    21146   173103 SH       SOLE                   173103
Markel Corp                    COM              570535104    64112   133538 SH       SOLE                   133538
Martin Marietta Mat            COM              573284106    39904   384023 SH       SOLE                   384023
McGrath Rentcorp               COM              580589109    11979   391100 SH       SOLE                   391100
Meredith Corp                  COM              589433101    69813  1238913 SH       SOLE                  1238913
Mohawk Industries              COM              608190104    50327   672280 SH       SOLE                   672280
NBT Bancorp Inc.               COM              628778102      462    18111 SH       SOLE                    18111
OSI Restaurant Partners        COM              67104a101    50804  1296018 SH       SOLE                  1296018
Pediatrix Medical Group        COM              705324101    18158   371332 SH       SOLE                   371332
Plum Creek Timber Co.          COM              729251108    24338   610751 SH       SOLE                   610751
Pool Corp                      COM              73278L105    32781   836878 SH       SOLE                   836878
Procter & Gamble Co            COM              742718109      231     3595 SH       SOLE                     3595
Protective Life Corp.          COM              743674103    56606  1191707 SH       SOLE                  1191707
Ross Stores Inc.               COM              778296103    67761  2312646 SH       SOLE                  2312646
Servicemaster Co.              COM              81760N109      214    16302 SH       SOLE                    16302
TCF Financial                  COM              872275102    61322  2236403 SH       SOLE                  2236403
Trustco Bank Corp              COM              898349105      315    28292 SH       SOLE                    28292
US Bancorp                     COM              902973304      289     7994 SH       SOLE                     7994
Vulcan Materials               COM              929160109    48609   540878 SH       SOLE                   540878
Wachovia Corp                  COM              929903102      236     4142 SH       SOLE                     4142
Watson Pharmaceuticals         COM              942683103      219     8400 SH       SOLE                     8400
Westamerica Bank               COM              957090103    50410   995650 SH       SOLE                   995650
White Mtns Insurance           COM              G9618E107   138046   238245 SH       SOLE                   238245
Whole Foods Mkt Inc.           COM              966837106     4777   101800 SH       SOLE                   101800
Winnebago                      COM              974637100    59868  1819155 SH       SOLE                  1819155
Yum Brands                     COM              988498101    46285   787155 SH       SOLE                   787155
Zebra Technologies A           COM              989207105    52270  1502431 SH       SOLE                  1502431

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